Legal Proceedings and Claims	3 Months Ended
Mar. 31, 2013
Disclosure Text Block Supplement [Abstract]
Legal Matters and Contingencies [Text Block]

Note 12 –  Legal Proceedings and Claims

The Company is subject to legal proceedings and claims which arise in the ordinary course of its business and/or which are covered by insurance. The Company believes that it has accrued adequate reserves individually and in the aggregate, however unfavorable outcomes of certain of the legal proceedings could have a material adverse effect on the consolidated financial position and operations of the Company.